Supplemental cash flow information	12 Months Ended
Sep. 30, 2025
Supplemental Cash Flow Information
Supplemental cash flow information

23.Supplemental cash flow information

The following table presents changes in non-cash working capital:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Trade and other receivables	$(925,914)	$(267,606)	$(128,387)
Inventories	13,554	9,225	(148,850)
Prepaid expenses and other	397	383,357	(440,242)
Deferred costs	(94,153)	(35,596)	—
Accounts payable and accrued liabilities	960,770	(257,257)	(1,666,486)
Contract liabilities	(112,900)	(399)	73,699
Warrant liabilities	—	(25,395)	—
Accrued royalties liability	(200,000)	(150,000)	—
	$(358,246)	$(343,671)	$(2,310,266)

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the year ended September 30, 2025:

●	$1,166,652 related to new leases entered into during the year;
●	$132,000 of warrants which expired during the year;
●	207,260 November 2024 private placement underwriter warrants as compensation for the offering;
●	194,450 November 2024 U.S. underwriter warrants as compensation for the offering;
●	196,970 February 2025 private placement underwriter warrants as compensation for the offering; and
●	56,991 July 2025 broker warrants.

The following is a summary of non-cash items that were excluded from the Statements of Cash Flows for the year ended September 30, 2024:

●	4,670 shares issued for debt settlement of $97,615. The debt resulted in a tail obligation relating to services rendered by a third-party consultant;
●	$44,868 non-cash share offering costs as part of the net proceeds settlement at the closing of the April 2024 US Public Offering (see Note 16(a));
●	$61,213 non-cash share offering costs as part of the net proceeds settlement at the closing of the June 2024 US Public Offering (see Note 16(a));
●	$28,631 non-cash share offering costs as part of the net proceeds settlement at the closing of the August 2024 US Registered Direct Offering (see Note 16(a)); and
●	178,131 warrants exercised throughout Fiscal 2024 in connection with past financings (see Note 15).

The following is a summary of non-cash items that were excluded from the Statements of Cash Flows for the year ended September 30, 2023:

●	$2,924,880 non-cash share offering costs and $453,102 accounts payables as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering;
●	25,000 warrants exercised in connection with the GhostStepTM acquisition in June 2020; and
●	$529,504 of shares issued for vested RSUs and PSUs.